Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	4,000,000	0
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	1,702	0
Preferred stock, shares outstanding	1,702	0
Common stock, shares authorized	55,000,000	55,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	9,754,364	4,454,665
Common stock, shares outstanding	9,754,364	4,454,665